UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Management Filing this Report:

Name: 	Chilton Capital Management, L.P.
Address:	1300 Post Oak Boulevard, Suite 1220
		Houston, TX 77056

13F File Number: 028-07004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas M. Motter
Title:	Chief Investment Officer
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	Houston, Texas	January 25, 2002

Report Type (Check only one):
[X]	13F HOLDINGS REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total:	73
Form 13F Information Table Value Total:	$128,241,680.01

List of Other Included Managers:

No. 13F File Number Name	Name

01 28-409	Mellon Bank


NAME OF ISSUER    CLASS    CUSIP    VALUE    SHARES    DSCRETN    AUTH
Allos Therapeutics    Com    19777101    2597676.70    374305.000    Sole
Sole
Allos Therapeutics    Com    19777101    55520.00    8000.000    Defined, 1,
None
Altera Corp    Com    21441100    1753933.01    82732.689    Sole    Sole
American Express Co N Y Com    Com    025816109    449694.00    12600.000
Defined, 1,    None
American Home Prods    Com    26609107    3502263.52    57077.307    Sole
Sole
American Home Prods    Com    26609107    171808.00    2800.000    Defined, 1,
    None
American International Group    Com    26874107    5725635.21    72111.275
Sole    Sole
Analog Devices Inc    Com    32654105    2109993.77    47533.088    Sole    Sole
Analog Devices Inc    Com    32654105    44390.00    1000.000    Defined, 1,
None
Angiotech Pharmaceuticals    Com    34918102    582718.51    10459.855    Sole
    Sole
Applied Materials Inc.    Com    38222105
1544371.46    38513.004    Sole    Sole
Applied Materials Inc.    Com    38222105    20050.00    500.000    Defined, 1,
    None
Bank of America Corp    Com    60505104    38102187.15    605277.000    Sole
    Sole
Bank of America Corp    Com    60505104    220325.00    3500.000    Defined, 1,
    None
Bank of New York Co Inc Com    Com    064057102    244800.00    6000.000
Defined, 1,    None
Bristol-Myers Squibb    Com    110122108    2251341.78    44143.957    Sole
Sole
Bristol-Myers Squibb    Com    110122108    102000.00    2000.000    Defined, 1,
    None
Cisco Systems Inc    Com    17275R102    1491904.30    82380.138    Sole    Sole
CitiGroup    Com    172967101    4550279.37    90140.241    Sole    Sole
CitiGroup    Com    172967101    302880.00    6000.000    Defined, 1,    None
Coca-Cola Company    Com    191216100    228677.50    4850.000    Sole    Sole
Coca-Cola Company    Com    191216100    188600.00    4000.000    Defined, 1,
    None
Corus Bankshares Inc    Com    220873103    181600.00    4000.000    Sole
Sole
CV Therapeutics Inc    Com    126667104    2767485.72    53200.418    Sole
    Sole
CV Therapeutics Inc    Com    126667104    208080.00    4000.000    Defined, 1,
    None
Extreme Networks    Com    30226D106    413292.25    32038.159    Sole    Sole
Exxon Mobil Corp Com    Com    30231G102    3199766.70    81419.000    Sole
Sole
Exxon Mobil Corp Com    Com    30231G102    207504.00    5280.000    Defined, 1,
    None
Gemstar Tv Guide    Com    36866W106    685082.64    24767.991    Sole    Sole
General Electric Co    Com    369604103    2815875.44    70256.373    Sole
Sole
General Electric Co    Com    369604103    1867728.00    46600.000    Defined,
1,    None
Honeywell Intl Inc    Com    438516106    2107362.77    62311.140    Sole
Sole
I-2 Technologies Inc    Com    465754109    717034.36    90763.843    Sole
Sole
Intel Corp    Com    458140100    2696572.13    85768.834    Sole    Sole
Intel Corp    Com    458140100    251520.00    8000.000    Defined, 1,    None
International Business Machine    Com    459200101    364694.40    3015.000
Sole    Sole
International Rectifier    Com    460254105    859619.10    24645.043    Sole
    Sole
Intersil Hldg Corp    Com    46069S109    1086905.54    33702.497    Sole
Sole
Lilly Eli & Co    Com    532457108    4258339.50    54218.736    Sole    Sole
Lilly Eli & Co    Com    532457108    235620.00    3000.000    Defined, 1,
None
Medtronic Inc    Com    585055106    3648950.41    71254.646    Sole    Sole
Medtronic Inc    Com    585055106    204840.00    4000.000    Defined, 1,
None
Merck & Co Inc    Com    589331107    1312910.33    22328.407    Sole    Sole
Merck & Co Inc    Com    589331107    117600.00    2000.000    Defined, 1,
None
Merrill Lynch & Co    Com    590188108    2777757.74    53295.429    Sole
Sole
Microsoft Corp    Com    594918104    1376931.56    20783.873    Sole    Sole
Microsoft Corp    Com    594918104    132500.00    2000.000    Defined, 1,
None
Monsanto    Com    61166W101    1177254.00    34830.000    Sole    Sole
Nortel Networks    Com    656568102    780564.03    104633.248    Sole    Sole
Northwest Biotherapeutics    Com    66737P105    314200.00    62840.000
Sole    Sole
Pfizer Inc    Com    717081103    2635765.05    66142.159    Sole    Sole
Pfizer Inc    Com    717081103    657525.00    16500.000    Defined, 1,    None
Pharmacia Corp    Com    71713U102    2071558.02    48571.114    Sole    Sole
Pharmacia Corp    Com    71713U102    255900.00    6000.000    Defined, 1,
None
Portal Software    Com    736126103    267512.19    128611.627    Sole    Sole
Procter & Gamble Co    Com    742718109    544018.75    6875.000    Sole    Sole
Raytheon    Com    755111507    1860545.53    57300.448    Sole    Sole
Raytheon    Com    755111507
64940.00    2000.000    Defined, 1,    None
Sealed Air Corp New    Com    81211K100    436039.24    10682.000    Sole
Sole
Sealed Air Corp New-Preferre    Pfd    81211K209    834512.85    20133.000
Sole    Sole
Smith International    Com    832110100    1262386.19    23543.196    Sole
Sole
Smith International    Com    832110100    53620.00    1000.000    Defined, 1,
    None
Southwest Airlines    Com    844741108    277200.00    15000.000    Defined, 1,
    None
Sysco Corp    Com    871829107     571596.00    21800.000    Sole    Sole
Target Corp    Com    87612E106    2738831.82    66719.411    Sole    Sole
Target Corp    Com    87612E106    123150.00    3000.000    Defined, 1,    None
Teco Energy Inc    Com    872375100    5965847.68    227357.000    Sole    Sole
Texas Instruments Inc.    Com    882508104    2066253.86    73794.780    Sole
    Sole
Verizon    Com    92343V104    588883.68    12408.000    Sole    Sole
Verizon    Com    92343V104    94920.00    2000.000    Defined, 1,    None
Viacom CL B    Com    925524308    1399334.25    31695.000    Sole    Sole
Viacom CL B    Com    925524308    88300.00    2000.000    Defined, 1,    None
Vornado Realty Trust    Com    929042109    374400    9000    Defined, 1,
None